Stock Options - Schedule of Additional Information Regarding Stock Options Outstanding (Details) - Stock outstanding [Member]	9 Months Ended
	Jul. 31, 2025 $ / shares	Jul. 31, 2025 $ / shares
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	5,521	5,521
Weighted average remaining contractual life (years) Outstanding	3 years 10 months 28 days
Weighted average exercise price Outstanding | (per share)	$ 434.63	$ 601.7
Number of stock options, Exercisable	5,509	5,509
Weighted average exercise price, Exercisable | (per share)	$ 435.53	$ 602.94
533 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	533	533
Weighted average remaining contractual life (years) Outstanding	9 months 25 days
Weighted average exercise price Outstanding | (per share)	$ 120.27	$ 166.5
Number of stock options, Exercisable	533	533
Weighted average exercise price, Exercisable | (per share)	$ 120.27	$ 166.5
978 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	978	978
Weighted average remaining contractual life (years) Outstanding	6 years 6 months 3 days
Weighted average exercise price Outstanding | (per share)	$ 364.06	$ 504
Number of stock options, Exercisable	978	978
Weighted average exercise price, Exercisable | (per share)	$ 364.06	$ 504
1,166 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	1,166	1,166
Weighted average remaining contractual life (years) Outstanding	9 months 25 days
Weighted average exercise price Outstanding | (per share)	$ 487.58	$ 675
Number of stock options, Exercisable	1,166	1,166
Weighted average exercise price, Exercisable | (per share)	$ 487.58	$ 675
200 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	200	200
Weighted average remaining contractual life (years) Outstanding	3 years 9 months
Weighted average exercise price Outstanding | (per share)	$ 507.08	$ 702
Number of stock options, Exercisable	200	200
Weighted average exercise price, Exercisable | (per share)	$ 507.08	$ 702
133 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	133	133
Weighted average remaining contractual life (years) Outstanding	1 year 1 month 20 days
Weighted average exercise price Outstanding | (per share)	$ 539.58	$ 747
Number of stock options, Exercisable	133	133
Weighted average exercise price, Exercisable | (per share)	$ 539.58	$ 747
422 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	422	422
Weighted average remaining contractual life (years) Outstanding	6 years 4 months 9 days
Weighted average exercise price Outstanding | (per share)	$ 442.07	$ 612
Number of stock options, Exercisable	422	422
Weighted average exercise price, Exercisable | (per share)	$ 442.07	$ 612
1,044 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	1,044	1,044
Weighted average remaining contractual life (years) Outstanding	6 years 6 months 3 days
Weighted average exercise price Outstanding | (per share)	$ 520.08	$ 720
Number of stock options, Exercisable	1,044	1,044
Weighted average exercise price, Exercisable | (per share)	$ 520.08	$ 720
667 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	667	667
Weighted average remaining contractual life (years) Outstanding	11 months 1 day
Weighted average exercise price Outstanding | (per share)	$ 546.08	$ 756
Number of stock options, Exercisable	667	667
Weighted average exercise price, Exercisable | (per share)	$ 546.08	$ 756
111 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	111	111
Weighted average remaining contractual life (years) Outstanding	6 years 4 months 9 days
Weighted average exercise price Outstanding | (per share)	$ 650.1	$ 900
Number of stock options, Exercisable	111	111
Weighted average exercise price, Exercisable | (per share)	$ 650.1	$ 900
61 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	61	61
Weighted average remaining contractual life (years) Outstanding	7 years 9 months 25 days
Weighted average exercise price Outstanding | (per share)	$ 227.54	$ 315
Number of stock options, Exercisable	61	61
Weighted average exercise price, Exercisable | (per share)	$ 227.54	$ 315
156 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	156	156
Weighted average remaining contractual life (years) Outstanding	7 years 10 months 28 days
Weighted average exercise price Outstanding | (per share)	$ 364.06	$ 504
Number of stock options, Exercisable	156	156
Weighted average exercise price, Exercisable | (per share)	$ 364.06	$ 504
50 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	50	50
Weighted average remaining contractual life (years) Outstanding	7 years 11 months 8 days
Weighted average exercise price Outstanding | (per share)	$ 23.4	$ 32.39
Number of stock options, Exercisable	38	38
Weighted average exercise price, Exercisable | (per share)	$ 23.4	$ 32.39